Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Income Taxes
NOTE 9:	INCOME TAXES

a.	Corporate tax structure:

The Israeli corporate tax rate was 25.0% in 2012 and 2013, and 26.5% in 2014.

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

The Company does not provide deferred tax liabilities when it intends to reinvest earnings of foreign subsidiaries indefinitely. Undistributed earnings of foreign subsidiaries that are considered to be permanently reinvested amounted to $1,775 thousand and unrecognized deferred tax liability related to such earnings amounted to $532 thousand as of December 31, 2014.

b.	Tax benefits under Israel's Law for the Encouragement of Industry (Taxation), 1969:

The Company may currently qualify as an "industrial company" within the definition of the Law for the Encouragement of Industry (Taxation), as such, it may be eligible for certain tax benefits, including, inter alia, special depreciation rates for machinery, equipment and buildings, amortization of patents, certain other intangible property rights and deduction of share issuance expenses.

c.	Net operating loss carry-forwards:

As of December 31, 2014, CYREN's net operating loss carryforwards for tax purposes amounted to $54,794 thousand and capital loss carryforwards of $15,658 thousand which may be carried forward and offset against taxable income in the future, for an indefinite period.

As of December 31, 2014, for federal income tax purposes, the U.S. subsidiary had net operating loss carryforward of $96,424 thousand. These losses may offset any future U.S. taxable income of the U.S. subsidiary and will expire in the years 2018 through 2034.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitations may result in the expiration of net operating losses before utilization.

Management currently believes that based upon its estimations for future taxable income, it is more likely than not that the deferred tax assets regarding the loss carryforwards will not be utilized in the foreseeable future. Thus, a valuation allowance was provided to reduce deferred tax assets to their realizable value.

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2013 and 2014, the Company's deferred taxes were in respect of the following:

	December 31,
(in thousands)	2013	2014

Deferred tax assets:

Net operating loss carryforwards	$48,095	$47,524
Capital loss carryforwards	4,842	4,149
Temporary differences	2,734	2,630

Deferred tax assets before valuation allowance	55,671	54,303
Valuation allowance	(55,456)	(54,128)

Deferred tax asset net of valuation allowance	215	175

Deferred tax liabilities:

Acquired intangibles	(2,723)	(2,099)
Deferred revenue	(193)	(167)

Deferred tax liability	(2,916)	(2,266)

Deferred tax liability, net	$(2,701)	$(2,091)

	December 31,
(in thousands)	2013	2014

Foreign:
Current deferred tax asset (liability), net	$48	$(120)
Non-current deferred tax liability, net	(2,749)	(1,971)

	$(2,701)	$(2,091)

	$(2,701)	$(2,091)

e.	Reconciliation of the theoretical tax benefit (expense):

For the year ended December 31, 2012, the main reconciling items between the Company's statutory tax rate and the effective tax rate relates to changes in valuation allowance due to utilization of net operating loss carryforwards, in the amount of $215 thousand and a decrease in valuation allowance related to net operating losses expected to be realized in the foreseeable future, in the amount of $840 thousand.

For the year ended December 31, 2013, the main reconciling items between the Company's statutory tax rate and the effective tax rate relates to the increase in the valuation allowance in the amount of $6,431 thousand due to the management's estimations that the Company will not utilize its carryforward losses in the foreseeable future.

For the year ended December 31, 2014, the main reconciling items between the Company's statutory tax rate and the effective tax rate relates to the decrease in valuation allowance due to the expiration of capital loss carryforwards in the amount of $1,700 thousand.

f.	Income (loss) before tax benefit (expense) consists of the following:

	Year ended
	December 31,
	2012	2013	2014

Domestic	$1,430	$(3,683)	$(5,342)
Foreign	(570)	(968)	(1,870)

	$860	$(4,651)	$(7,212)

g.	Tax benefit (expense) is comprised of the following:

	Year ended
	December 31,
	2012	2013	2014

Current taxes:
Foreign	$(124)	$(240)	$(122)
Domestic	(57)	-	-

	$(181)	$(240)	$(122)

Deferred taxes:
Foreign	$942	$(1,065)	$318
Domestic	(136)	(3,915)	-

	$806	$(4,980)	$318

Tax benefit (expense), net	$625	$(5,220)	$196

h.	A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2013	2014

Beginning balance	$-	$-
Increases related to tax positions taken during the current year	-	100

Ending balance	$-	$100

The entire amount of unrecognized tax benefits, if recognized, would reduce the Company's annual effective tax rate.

i.	Tax assessments:

CYREN's tax assessments in Israel are deemed final up to and including 2010.

The U.S. subsidiary has final tax assessments up to and including 2010.

The German subsidiary has final tax assessments up to and including 2010.